Investment Objectives and Goals	Apr. 29, 2026
Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Global Atlantic American Funds® Managed Risk Portfolio
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.
Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Global Atlantic Balanced Managed Risk Portfolio
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.
Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Global Atlantic BlackRock Selects Managed Risk Portfolio
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.
Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Global Atlantic Moderate Managed Risk Portfolio
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.
Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Global Atlantic Moderately Aggressive Managed Risk Portfolio
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.
Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Global Atlantic Select Advisor Managed Risk Portfolio
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.
Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Global Atlantic Wellington Research Managed Risk Portfolio
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.